Acquisitions and Divestitures - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Billions									12 Months Ended
	Aug. 09, 2019 CAD ($)	Jun. 26, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Mar. 01, 2019 CAD ($)	Feb. 08, 2019 CAD ($)	Sep. 01, 2018 USD ($)	Jul. 06, 2018 CAD ($)	May 01, 2018 CAD ($) shares $ / shares	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Jan. 31, 2020	Oct. 03, 2018 CAD ($)	Sep. 01, 2018 CAD ($)	Aug. 31, 2018 CAD ($)	Jul. 06, 2018 USD ($)	Jun. 30, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Revenue									$ 217	$ 394
Net income (loss)									(64)	(257)
Provision for credit losses									151	404
Provision for credit losses after tax									106	285
Acquisition cost										44
Goodwill									$ 9,631	10,007	$ 7,243
Proportion of ownership interest in subsidiary									100.00%
Other comprehensive income foreign currency translation gains									$ (819)	(606)	$ (1,259)
Total derecognized assets									1,086,161	998,493
Total derecognized liabilities									1,015,969	$ 930,813
Number of business acquisitions										4
Insurance and Banking Operations [member] | EL SALVADOR
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations					$ (136)
Other smaller operating segments and corporate adjustments [member] | Puerto Rico and US Virgin Islands [member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations		$ (402)
Other comprehensive income foreign currency translation gains									50
Banking operations in the Caribbean [Member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations									38
Total derecognized assets									2,086
Total derecognized liabilities									$ 2,069
TMB and TBank (Merged Bank) [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest									49.00%
Gain on sale of subsidiary after tax									$ 3,550
TMB and TBank (Merged Bank) [member] | Major business combination [member] | Statement Scenario [Member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest												6.00%
TBank subsidiaries [member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest									49.00%
Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest				97.44%
Assets acquired				$ 176
Business acquisition, purchase price				440
Goodwill				271
Intangible assets from acquisition				26
Non-controlling interest in acquiree recognised at acquisition date				$ 4
Banco Cencosud, Peru [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest				51.00%
Assets acquired				$ 562,000
Liabilities assumed				386,000
Business acquisition, purchase price				133
Intangible assets from acquisition				$ 123,000
Duration of credit card operations and offer other products and services to customers				15 years
Non-controlling interest in acquiree recognised at acquisition date				$ 43,000
Jarislowsky Fraser [member]
Disclosure of detailed information about business combination [line items]
Assets acquired								$ 9
Assets under management								40,000
Business acquisition, purchase price								978
Earn Out Payments								$ 56
Common shares issued | shares								11.1
Common shares value not including earn-out								$ 878
Business acquisition, purchase price, cash								$ 44
Common shares issued, fair value per share | $ / shares								$ 78.86
Goodwill								$ 556
Citibank's consumer and small and medium enterprise operations [member]
Disclosure of detailed information about business combination [line items]
Assets acquired																	$ 2,000
Liabilities assumed																	$ 1,400
BBVA Chile [member]
Disclosure of detailed information about business combination [line items]
Assets acquired							$ 2,272
Business acquisition, purchase price							2,929									$ 2.2
Goodwill							$ 1,281
Proportion of ownership interest in subsidiary						75.50%
Proportion of consolidated							100.00%
Non-controlling interest %							31.80%
Non-controlling interest							$ (677)							$ (700)	$ 600
Payment made by minority shareholder to increase pro forma ownership						$ 0.4
BBVA Chile [member] | Banco Bilbao Vizcaya Argentaria [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							68.20%
BBVA Chile [member] | BBVA Seguros Vida S.A [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							100.00%
BBVA Chile [member] | Servicios Corporativos S.A [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							100.00%
BBVA Chile [member] | Inmobiliaria e Inversiones S.A.[member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							68.10%
BBVA Chile [member] | Inversiones DCV S.A.[member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							4.10%
MD Financial Management [member]
Disclosure of detailed information about business combination [line items]
Assets acquired													$ 97
Business acquisition, purchase price													2,700
Goodwill													$ 1,154
Scotia Crecer AFP and Scotia Seguros [member] | Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Gain on sale of subsidiary after tax			$ 273
Scotia Crecer AFP and Scotia Seguros [member] | Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Total derecognized assets			111
Total derecognized liabilities			$ 26
AFP Colfondos [Member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [line items]
Ownership interest, potential divestiture	51.00%
AFP Colfondos [Member] | Disposal of major subsidiary [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of detailed information about business combination [line items]
Expected after tax gain (loss) on sale of operations	$ (46)